Fees Summary	May 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,223,959.12
Previously Paid Amount	0.00
Total Fee Amount	2,931.03
Total Offset Amount	0.00
Net Fee	$ 2,931.03
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A